Provisions for Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2023
Provisions for Legal Proceedings [Abstract]
Schedule of Provisions are Recognized Based on Estimated Cost	The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed more likely than not based on estimated costs determined by management as follow:
	December 31, 2023				December 31, 2022
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brazil	107,940	73,502	133,006	314,448	99,187	48,539	104,126	251,852
USA	—	197,439	—	197,439	—	174,239	—	174,239
Others jurisdictions	64	48	1,394	1,506	83	22	1,294	1,399
Total	108,004	270,989	134,400	513,393	99,270	222,800	105,420	427,490

Schedule of Breakdown Liabilities	Breakdown:
	December 31, 2023	December 31, 2022
Current liabilities	197,440	174,240
Non-current liabilities	315,953	253,250
	513,393	427,490

Schedule of Labor Changes in provisions	Labor - Changes in provisions:
Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	99,187	61,302	(68,781)	9,864	6,368	107,940
Other jurisdictions	83	(467)	(669)	(210)	1,327	64
Total	99,270	60,835	(69,450)	9,654	7,695	108,004
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	96,512	47,500	(61,130)	18,618	(2,314)	99,187
Other jurisdictions	39	271	(269)	(8,996)	9,039	83
Total	96,551	47,771	(61,399)	9,622	6,725	99,270

Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	128,021	36,412	(61,794)	2,320	(8,447)	96,512
USA	—	29,000	(29,000)	—	—	—
Other jurisdictions	29	(2,486)	(340)	2,654	182	39
Total	128,050	62,926	(91,134)	4,974	(8,265)	96,551
Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	48,539	28,407	(21,032)	14,234	3,354	73,502
USA	174,239	113,500	(90,300)	—	—	197,439
Other jurisdictions	22	1,102	(3,008)	758	1,174	48
Total	222,800	143,009	(114,340)	14,992	4,528	270,989
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	41,291	5,377	(5,231)	4,325	2,777	48,539
USA	239,838	101,446	(167,045)	—	—	174,239
Other jurisdictions	6	8	(23)	4	27	22
Total	281,135	106,831	(172,299)	4,329	2,804	222,800
Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	55,854	(5,570)	(6,677)	5,999	(8,315)	41,291
USA	210,024	766,337	(722,407)	—	(14,116)	239,838
Other jurisdictions	77	—	—	151	(222)	6
Total	265,955	760,767	(729,084)	6,150	(22,653)	281,135

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	104,126	4,514	(603)	14,085	10,884	133,006
Other jurisdictions	1,294	259	(101)	2,142	(2,200)	1,394
Total	105,420	4,773	(704)	16,227	8,684	134,400
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	99,621	(9,671)	(3,018)	10,501	6,693	104,126
Other jurisdictions	758	288	—	39	209	1,294
Total	100,379	(9,383)	(3,018)	10,540	6,902	105,420
Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	86,805	16,973	(2,418)	4,492	(6,231)	99,621
Other jurisdictions	1,279	(1,488)	114	(353)	1,206	758
Total	88,084	15,485	(2,304)	4,139	(5,025)	100,379

Schedule of Legal Advisors and management’s Assessment

Considering the opinion of legal advisors and management’s assessment, contingencies listed below have the probability of loss considered as possible (but not more likely than not) and due to this classification, no provisions were recognized:

	December 31, 2023	December 31, 2022
	US$ thousand	US$ thousand
Labor	267,044	243,580
Civil	405,148	336,478
Tax	5,346,009	3,559,631
Total	6,018,201	4,139,689